INCOME TAXES	6 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
INCOME TAXES

8. INCOME TAXES

Due to the net losses incurred, there was no income tax provision for the six months ended December 31, 2015 and for the fiscal years ended June 30, 2015 and 2014. Deferred tax assets and liabilities as of December 31, 2015, June 30, 2015 and 2014, were as follows:

	December 31,	June 30,
	2015	2015	2014
Deferred Tax Assets:
Net operating loss carryforward	$13,055,795	$12,451,818	$10,754,202
Allowance for bad debt	65,281	43,774	38,051
Stock-based compensation	2,167,730	1,878,672	1,493,004
Depreciation	10,702	2,548	—
Gross deferred tax asset	15,299,508	14,376,812	12,285,257
Less: deferred tax asset valuation allowance	(15,299,508)	(14,376,812)	(12,282,630)
Total net deferred tax asset	—	—	2,627
Less: Deferred tax liability - depreciation	—	—	(2,627)

Net deferred taxes	$—	$—	$—

The Company had available at December 31, 2015, net operating loss carryforwards for federal and state tax purposes of approximately $34,695,178 that could be applied against taxable income in subsequent years through June 30, 2035. The amount of net operating loss carryforward that can offset future taxable income may be limited in accordance with IRC Section 382 following certain ownership changes.

Based on the weight of available evidence, both positive and negative, a valuation allowance to fully provide for the net deferred tax assets has been recorded since it is more likely than not that the deferred tax assets will not be realized. The valuation allowance was increased by $922,696 during the six months ended December 31, 2015 and $2,094,182 and $2,155,025, respectively, during the fiscal years ended June 30, 2015 and 2014.

Reconciliation of the differences between income tax benefit computed at the federal and state statutory tax rates and the provision for income tax benefit for the six months ended December 31, 2015 and for the fiscal years ended June 30, 2015 and 2014 was as follows:

	For the Six Months Ended December 31,		For the Fiscal Year Ended June 30,
	2015		2015		2014
	Amount	%	Amount	%	Amount	%

Tax at U.S. statutory rate	$(897,117)	-34.00%	$(1,874,667)	-34.00%	$(2,401,741)	-34.00%
State taxes, net of federal benefit	(95,318)	-3.61%	(200,148)	-3.63%	(255,305)	-3.61%
Other	69,739	2.64%	(19,367)	-0.35%	502,021	7.10%
Change in valuation allowance	922,696	34.97%	2,094,182	37.98%	2,155,025	30.51%
	$—	0.00%	$—	0.00%	$—	0.00%